UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

  1700 California Street, Suite 335

     San Francisco, CA                            94109

            (Address of principal executive offices)                     (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: Encompass Fund
Custodian Name: Union Bank

CAZA GOLD CORP.

Ticker:	CZY.V	Meeting Date:	6/12/2013
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX REMUNERATION.

4. APPROVE COMPANY'S INCENTIVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE COMPANY'S ADVANCE NOTICE POLICY.				FOR	FOR	WITH	ISSUER

GOLD STANDARD VENTURES CORP.

Ticker:	GV.V	Meeting Date:	6/26/2013
CUSIP	380738104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION.

4. ANNUAL RATIFICATION OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE COMPANY'S ADVANCE NOTICE POLICY FOR DIRECTORS				FOR	FOR	WITH	ISSUER
NOMINATIONS.

COMSTOCK MINING INC.

Ticker:	LODE	Meeting Date:	6/27/2013
CUSIP	205750102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B2. APPOINTMENT OF DELOITTE TOUCHE AS AAUDITORS FOR FY 2012.				FOR	FOR	WITH	ISSUER

B3. APPROVE A NON-BINDING ADVISORY RESOLUTION RELATING TO				FOR	FOR	WITH	ISSUER
EXECUTIVE OFFICERS COMPENSATION.

4. NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF VOTES ON				3 YEAR	1 YEAR	AGAINST	ISSUER
EXECUTIVE COMPENSATION.

AMERICAN VANADIUM CORP.

Ticker:	AVC.V	Meeting Date:	7/15/2013
CUSIP	30370100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINT DAVIDSON & COMPANY LLP AS AUDITORS AND TO				FOR	FOR	WITH	ISSUER
FIX REMUNERATION.

3. APPROVE STOCK OPTION PLAN RENEWAL RESOLUTION.				FOR	FOR	WITH	ISSUER

4. APPROVE RESOLUTION ADOPTING THE RESTRICTED SHARE UNIT PLAN.				FOR	FOR	WITH	ISSUER

PETRODORADO ENERGY LTD

Ticker:	PDQ.V	Meeting Date:	7/16/2013
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVAL OF EXISTING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. TO APPROVE, RATIFY, AND CONFORM THE ADOPTION OF BY-LAW 2.				FOR	FOR	WITH	ISSUER

URANIUM ENERGY CORP.

Ticker:	UEC	Meeting Date:	7/24/2013
CUSIP	916896103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF 2013 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

4. NON-BINDING VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

FORBES & MANHATTAN COAL CORP.

Ticker:	FMC.TO	Meeting Date:	9/11/2013
CUSIP	345117105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNINGHAM LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION .

3. APPROVE COMPANY'S BY-LAW AMENDMENT PROVIDING FOR				FOR	FOR	WITH	ISSUER
ADVANCE NOTICE POLICY.

4. APPROVE THE COMPANY'S STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

REDHAWK RESOURCES INC.

Ticker:	RDK.V	Meeting Date:	9/26/2013
CUSIP	75746K106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITORS AND				FOR	FOR	WITH	ISSUER
FIXING DIRECTORS REMUNERATION.

3. TO CONSIDER, IF DEEMED APPROPRIATE, APPROVAL BY SPECIAL				FOR	FOR	WITH	ISSUER
RESOLUTION, THE ALTERATION OF THE COMPANY'S ARTICLES TO
INCLUDE ADVANCE NOTICE PROVISIONS.

360 VOX CORPORATION

Ticker:	VOX.V	Meeting Date:	9/26/2013
CUSIP	885578104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF OMNIBUS LONG TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVAL OF AWARDS UNDER LONG TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

MAGNUM HUNTER RESOURCES CORPORATION

Ticker:	MHR	Meeting Date:	9/27/2013
CUSIP	55973B102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF BDO USA, LLP				FOR	FOR	WITH	ISSUER
LLP AS AUDITORS.

3. APPROVAL OF AN ADJOURNMENT OF THE MEETING, IF NECESSARY				FOR	FOR	WITH	ISSUER
TO SOLICIT ADDITIONAL PROXIES

BORDER PETROLEUM CORP.

Ticker:	BOR.V	Meeting Date:	9/30/2013
CUSIP	09970Q109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3.APPOINTMENT OF COLLINS BARROW CALGARY AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX THE REMUNERATION.

4. APPROVAL OF THE STOCK OPTION PLAN				FOR	FOR	WITH	ISSUER

5. SPECIAL RESOLUTION TO CONSOLIDATE ALL OF THE ISSUED AND				FOR	FOR	WITH	ISSUER
OUTSTANDING SHARES

6.SPECIAL RESOLUTION APPROVING THE NAME CHANGE TO BORDER				FOR	FOR	WITH	ISSUER
PETROLEUM LIMITED

TRIOIL RESOURCES LTD.

Ticker:	TOL.TO	Meeting Date:	11/12/2013
CUSIP	896724101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SPECIAL RESOLUTION APPROVING A PLAN OF ARTRANGEMENT.				FOR	FOR	WITH	ISSUER

BRAZIL RESOURCES INC.

Ticker:	BRI.V	Meeting Date:	11/29/2013
CUSIP	105865109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

3. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

INTERNATIONAL PBX VENTURES LTD.

Ticker:	PBX.V	Meeting Date:	12/3/2013
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. - 5. ELECTION OF BOARD OF DIRECTORS.				FOR	FOR	WITH	ISSUER

6. RE-APPOINT MANNING ELLIOTT LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

7. TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS' REMUNERATION.				FOR	FOR	WITH	ISSUER

8. APPROVE THE SALE OF COPQUIRE PROPERTY.				FOR	FOR	WITH	ISSUER

9. PASS AN ORDINARY RESOLUTION TO APPROVE THE COMPANY'S				FOR	FOR	WITH	ISSUER
STOCK OPTION PLAN.

10. PASS A SPECIAL RESOLUTION TO APPROVE SHARE CONSOLIDATION.				FOR	FOR	WITH	ISSUER

11. PASS A RESOLUTION TO APPROVE NAME CHANGE.				FOR	FOR	WITH	ISSUER

12. PASS A RESOLUTION TO ADOPT NEW ARTICLES.				FOR	FOR	WITH	ISSUER

13. CONDUCT ANY OTHER BUSINESS BEFORE MEETING.				FOR	FOR	WITH	ISSUER

AMERICAN VANADIUM CORP.

Ticker:	AVC.V	Meeting Date:	12/6/2013
CUSIP	30370100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PASS AN ORDINARY RESOLUTION OF DISINTERESTED SHAREHOLDERS,				FOR	FOR	WITH	ISSUER
APPROVING A PRIVATE PLACEMENT.

2. PASS AN ORDINARY RESOLUTION OF DISINTERESTED SHAREHOLDERS,				FOR	FOR	WITH	ISSUER
APPROVING THE ISSUANCE OF 500,000 SHARES TO ceo WILLIAM J. RADVAK

BELLATRIX EXPLORATION LTD.

Ticker:	BXE	Meeting Date:	12/10/2013
CUSIP	78314101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE RESOLUTION OD ADDITIONAL SHARES RELATED TO THE				FOR	FOR	WITH	ISSUER
ANGLE ENERGY TRANSACTION.

CAZA GOLD CORP.

Ticker:	CZY.V	Meeting Date:	12/11/2013
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. TO APPROVE $2.5 MILLION PRIVATE PLACEMENT.				FOR	FOR	WITH	ISSUER

4. TO APPROVE THE CONSOLIDATION OF THE COMPANY'S ISSUED AND				FOR	FOR	WITH	ISSUER
OUTSTANDING SHARES ON A 3:1 BASIS.

UNITED STATES ANTIMONY CORPORATION

Ticker:	UAMY	Meeting Date:	12/14/2013
CUSIP	911549103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF DE CORIA, MIACHEL & TEAGUE, PS AS AUDITORS.				FOR	FOR	WITH	ISSUER

PARAMOUNT GOLD & SILVER CORP.

Ticker:	PZG	Meeting Date:	12/16/2013
CUSIP	69924P102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF MNP LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. AN ADVISORY VOTE ON EXECUTIVE OFFICERS COMPENSATION.				FOR	FOR	WITH	ISSUER

GREENHUNTER ENERGY INC.

Ticker:	GRH	Meeting Date:	12/18/2013
CUSIP	39530A104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY CERTAIN RESTRICTED STOCK GRANTS TO BOARD MEMBERS.				FOR	FOR	WITH	ISSUER

3. RATIFY THE APPOINTMENT OF HEIN & ASSOCIATES AS AUDITORS				FOR	FOR	WITH	ISSUER

4. TO TRANSACT OTHER BUSINESS AT ANNUAL MEETING.				FOR	FOR	WITH	ISSUER

TELSON RESOURCES INC.

Ticker:	TSN.V	Meeting Date:	12/19/2013
CUSIP	87973V101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO SET THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS AND FIXING				FOR	FOR	WITH	ISSUER
DIRECTORS REMUNERATION.

4. APPROVAL OF THE 2013 STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE THE CREATION OF A NEW "CONTROL PERSON" , WHICH MAY				FOR	FOR	WITH	ISSUER
RESULT FROM THE NON-BROKERED PRIVATE PLACEMENT.

6. CONSIDER AND OR ADOPT A SPERCIAL RESOLUTION TO ADOPT NEW				FOR	FOR	WITH	ISSUER
ARTICLES FOR THE COMPANY.

7. PASS A RESOLUTION TO RATIFY AND APPROVE THE COMPANY'S				FOR	FOR	WITH	ISSUER
ADVANCE NOTICE PROVISIONS.

8. TRANSACT OTHER BUSINESS				FOR	FOR	WITH	ISSUER

D.R. HORTON, INC.

Ticker:	DHI	Meeting Date:	1/23/2014
CUSIP	23331A109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOPERS LLP				FOR	FOR	WITH	ISSUER
AS INDEPENDENT PUBLIC ACCOOUNTING FIRM

QUALCOMM INCORPORATED

Ticker:	QCOM	Meeting Date:	3/4/2014
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1K. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

4. ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES				FOR	FOR	WITH	ISSUER
ON EXECUTIVE COMPENSATION.

RENEGADE PETROLEUM LTD.

Ticker:	RPL.TO	Meeting Date:	3/31/2014
CUSIP	75971G101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF SPECIAL RESOLUTION TO MERGE WITH SPARTAN ENERGY.				FOR	FOR	WITH	ISSUER

YAMANA GOLD INC.

Ticker:	AUY	Meeting Date:	4/30/2014
CUSIP	98462Y100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINT THE AUDITORS DELOITE LLP.				FOR	FOR	WITH	ISSUER

3. RESOLUTION TO APPROVE THE NEW GENERAL BY-LAW NO. 1.				FOR	FOR	WITH	ISSUER

4. APPROVAL TO ACCEPT THE APPROACH TO EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

INTERNATIONAL FOREST PRODUCTS LIMITED

Ticker:	IFP.TO	Meeting Date:	5/6/2014
CUSIP	45953E101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET NUMBER OF DIRECTORS AT TEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG LLP AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. ACCEPT THE APPROACH TO EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

5. SPECIAL RESOLUTION TO AMEND THE COMPANY'S ARTICLES TO				FOR	FOR	WITH	ISSUER
ELIMINATE THE CLASS "B" COMMON STOCK AND THE 7% CV PREFERRED STOCK.

6. SPECIAL RESOLUTION TO ADOPT NEW ARTICLES OF THE COMPANY.				FOR	FOR	WITH	ISSUER

7. SPECIAL RESOLUTION TO AMEND THE ARTICLES TO CHANGE NAME.				FOR	FOR	WITH	ISSUER

PRIMERO MINING CORP.

Ticker:	PPP	Meeting Date:	5/8/2014
CUSIP	74164W106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOPINT DELOITTE LLP AS AUDITORS AND TO AUTHORIZE THE				FOR	FOR	WITH	ISSUER
DIRECTORS TO FIX THEIR REMUNERATION.

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	5/9/2014
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

C. APPROVAL OF A NON-BINDING ADVISORY RESOLUTION ACCEPTING				FOR	FOR	WITH	ISSUER
COMPANY'S APPROACH TO EXECUTIVE COMPENSATION.

D. APPRVE AN AMENDMENT TO COMPANY'S OPTION PLAN.				FOR	FOR	WITH	ISSUER

E. APPROVE NEW BY-LAW FOR ADVANCE NOTICE REQUIREMENTS.				FOR	FOR	WITH	ISSUER

F. RESOLUTION CONFIRMING THE ADOPTION TO INCREASE THE QUORUM				FOR	FOR	WITH	ISSUER
AT A MEETING FROM 10% TO 25%.

G. RESOLUTION CONFIRMING THE ADOPTION OF AMENDMENTS TO				FOR	FOR	WITH	ISSUER
EXISTING BY-LAWS TO MODERNIZE AND ENHANCE AND SIGNATURE PROVISIONS.

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHT	Meeting Date:	5/13/2014
CUSIP	44103109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. TO OBTAIN ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

4. APPROVE AN AMENDMENT TO 2011 STOCK OPTION INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

5. VOTE ON NON-BINDING STOCKHOLDER PROPOSAL TO ADOPT				AGAINST	FOR	WITH	SHAREHOLDER
MAJORITY VOTE STANDARD IN DIRECTOR ELECTIONS.

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHP	Meeting Date:	5/13/2014
CUSIP	44102101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. VOTE ON SHAREHOLDER PROPOSAL TO AMEND THE BY-LAWS TO				AGAINST	FOR	WITH	SHAREHOLDER
OPT OUT OF MARYLAND'S ANTI-TAKEOVER STATUTE AND TO REQUIRE
MAJORITY VOTE OF STOCKHOLDERS BEFORE OPTING BACK INTO THE ACT.

BELLATRIX EXPLORATION LTD.

Ticker:	BXE	Meeting Date:	5/21/2014
CUSIP	78314101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT TEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG LLP AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. TO CONSIDER AND APPROVE THE ADVANCE NOTICE BY-LAW				FOR	FOR	WITH	ISSUER
RELATING TO THE ADVANCE NOTICE OF NOMINATIONS OF DIRECTORS.

CONTINENTAL ENERGY CORPORATION

Ticker:	CPPXF	Meeting Date:	5/23/2014
CUSIP	210909107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.
a. RICHARD L. MCADOO				FOR	FOR	WITH	ISSUER
b. RROBERT V. RUDMAN				FOR	FOR	WITH	ISSUER
c. PHILIP B. GARRISON				FOR	AGAINST	AGAINST	ISSUER
d. JOHNNY CHRISTIANSEN				FOR	FOR	WITH	ISSUER
e. DAVID W. T. YU				FOR	AGAINST	AGAINST	ISSUER

3. APPOINTMENT OF DALE MATHESON CARR-HILTON LABONTE LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZING DIRECTORS TO FIX REMUNERATION.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:          8/11/14